Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Maximum
Financial amounts of instruments, whose contract amounts represent credit risks
Credit risk commitment, maximum expiration date	1 year
Commitments to extend credit
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	1,662,516,000
Credit card lines
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	16,687,000
Standby letters of credit
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	103,793,000
Commercial letters of credit
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	10,879,000
Unsecured letters of credit
Financial amounts of instruments, whose contract amounts represent credit risks
Guarantee obligations, maximum exposure	103,793,000
Unsecured letters of credit	40,875,000	$ 42,503,000